October 1, 2001

        SUPPLEMENT TO THE DECEMBER 29, 2000 CLASS A, CLASS B AND CLASS C
                 PROSPECTUS FOR PIONEER GLOBAL HEALTH CARE FUND


The fund has added an initial sales charge of 1% of the offering price of its Class C shares. The following supplements the sections of the prospectus referenced below. Please refer to the prospectus for the full text of the supplemented section.

BASIC INFORMATION ABOUT THE FUND

FEES AND EXPENSES
These are the fees and expenses, based on estimated expenses for the fund's current fiscal year, you may pay if you invest in the fund.

SHAREOWNER FEES
PAID DIRECTLY FROM YOUR INVESTMENT          CLASS A   CLASS B   CLASS C
-----------------------------------------------------------------------

Maximum sales charge (load) when you buy shares
   as a percentage of offering price          5.75%      None        1%
 .......................................................................
Maximum deferred sales charge (load) as a
   percentage of offering price or the
   amount you receive when you sell shares,
   whichever is less                        None(1)        4%        1%
-----------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
PAID FROM THE ASSETS OF THE FUND
as a percentage of average daily net
assets                                      CLASS A   CLASS B   CLASS C
-----------------------------------------------------------------------

Management Fee                                1.00%     1.00%     1.00%
 .......................................................................
Distribution and Service (12b-1) Fee          0.25%     1.00%     1.00%
 .......................................................................
Other Expenses                                1.52%     1.52%     1.52%
 .......................................................................
Total Operating Expenses                      2.77%     3.52%     3.52%
 .......................................................................
Fee Waiver and Expense Limitation(2)         (1.02)%   (1.02)%   (1.02)%
 .......................................................................
Net Expenses(2)                               1.75%     2.50%     2.50%
-----------------------------------------------------------------------

(1) Purchases of $1 million or more and purchases by participants in certain group plans are not subject to an initial sales charge but may be subject to a contingent deferred sales charge.
    See "Buying, exchanging and selling shares."

(2) The expenses in the table above reflect the expense limitation in effect through August 31, 2002 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class A expenses to 1.75% of the average daily net assets attributable to Class A shares; the portion of fund expenses attributable to Class B and Class C shares will be reduced only to the extent such expenses are reduced for Class A shares. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the fund if the expense ratio of the Class A shares is less than the expense limitation of the Class A shares. Each class will reimburse Pioneer no more than the amount by which that class' expenses were reduced. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually. See the statement of additional information for details regarding the expense limitation agreement.

EXAMPLE

                  IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
          --------------------------------------------------------------------------------
                               NUMBER OF YEARS YOU OWN YOUR SHARES
          --------------------------------------------------------------------------------
              1        3          5         10              1        3        5         10
------------------------------------------------------------------------------------------
Class A    $743   $1,294     $1,870     $3,426           $743   $1,294   $1,870     $3,426
 ..........................................................................................
Class B     653    1,285      1,940      3,557            253      985    1,740      3,557
 ..........................................................................................
Class C     450    1,076      1,822      3,788            351    1,076    1,822      3,788
------------------------------------------------------------------------------------------

BUYING, EXCHANGING AND SELLING SHARES

NET ASSET VALUE


You buy or sell shares at the share price. When you buy Class A or Class C shares, you pay an initial sales charge unless you qualify for a waiver or reduced sales charge.

COMPARING CLASSES OF SHARES

WHY YOU MIGHT PREFER EACH CLASS (CLASS C)
You may prefer Class C shares if you would rather pay higher annual expenses over time and you wish to pay a lower initial sales charge than for Class A shares or if you qualify for a waiver of the initial sales charge.

INITIAL SALES CHARGE (CLASS C)
1% of the offering price, which is waived for certain investors. At the time of purchase, your investment firm receives a commission from the distributor of up to 2%.

CONTINGENT DEFERRED SALES CHARGES (CLASS C)
A 1% charge if you sell your shares within one year of purchase.

SALES CHARGES: CLASS C SHARES


You buy Class C shares at the offering price, which includes an initial sales charge of 1% of the amount invested, unless you qualify to purchase shares at net asset value per share without paying an initial sales charge. If you sell your Class C shares within one year of purchase, you will also pay the distributor a contingent deferred sales charge of 1% of the current market value or the original cost (less any initial sales charge) of the shares you are selling, whichever is less.

PAYING THE CONTINGENT DEFERRED SALES CHARGE (CDSC)

Several rules apply for Class C shares so that you pay the lowest possible CDSC. |X| The CDSC is calculated on the current market value or the original cost
    (less any initial sales charge) of the shares you are selling, whichever is less
|X| You do not pay a CDSC on reinvested dividends or distributions
|X| In determining the amount of time since your purchase, all purchases are considered to have been made on the first day of that month (quarter for shares purchased before October 1, 1998)
|X| If you sell only some of your shares, the transfer agent will first sell your shares that are not subject to any CDSC and then the shares that you purchased most recently

|X| You may qualify for a waiver of the CDSC normally charged. See "Qualifying for a reduced sales
     charge"

CLASS C SALES CHARGES
You may pay a combination of initial and contingent deferred charges in connection with Class C shares.

The following is inserted after the section entitled "Letter of intent (Class
A)":

INITIAL CLASS C SALES CHARGE WAIVERS
You may purchase Class C shares at net asset value without an initial sales charge as follows. If you believe you qualify for any of the waivers discussed below, you must let your broker-dealer know prior to purchasing shares. You will not be entitled to the waiver unless your broker-dealer notifies the distributor of your eligibility at the time of purchase. You may not resell these shares except to or on behalf of the fund.

CLASS C PURCHASES AT NET ASSET VALUE ARE AVAILABLE TO:
|X| Any person purchasing Class C shares through a broker-dealer that has entered into an agreement with the distributor waiving the initial sales charge (reducing the commission payable to such broker-dealer at the time of sale from 2% to 1% of the amount invested). You should determine if your broker-dealer participates in the sale of Class C shares on this basis before purchasing Class C shares;
|X| Any shareowner who held Class C shares of a Pioneer fund on September 28,
    2001 directly or through an omnibus account with a broker-dealer;
|X| Any purchase of Class C shares by an employer-sponsored retirement plan described in Section 401, 403 or 457 of the Internal Revenue Code. With respect to Section 403 plans, the waiver will apply only to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA);
|X| In connection with certain reorganization, liquidation or acquisition transactions involving other investment companies or personal holding companies.

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLE HELPS YOU UNDERSTAND the fund's financial performance since inception.

Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that you would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).

The fund's semiannual report is available upon request.

PIONEER GLOBAL HEALTH CARE FUND
CLASS A SHARES(A)

                                                      DECEMBER 29,
                                                      2000 THROUGH
                                                      FEBRUARY 28,
                                                           2001
                                                       (UNAUDITED)
Net asset value, beginning of period                    $ 10.00
                                                        -------
Increase (decrease) from investment operations:
   Net investment income (loss)                         $ (0.00)(b)
   Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions                                           (0.63)
                                                        -------
      Net increase (decrease) from
      investment operations                             $ (0.63)
                                                        -------
Net increase (decrease) in net asset value              $ (0.63)
                                                        -------
Net asset value, end of period                          $  9.37
                                                        =======
Total return*                                             (6.30)%

RATIOS/SUPPLEMENTAL DATA
Ratio of net expenses to average net assets                1.70%**

Ratio of net investment income (loss) to average net
assets                                                    (0.18)%**

Portfolio turnover rate                                      23%

Net assets, end of period (in thousands)                $   703


Ratios assuming no waiver of management fees
and assumption of expenses by Pioneer:
   Net expenses                                           22.22%**
   Net investment income (loss)                          (20.70)%**

(a) Class A shares were first publicly offered on January 2, 2001.
(b) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.

PIONEER GLOBAL HEALTH CARE FUND
CLASS B SHARES(A)

                                                      DECEMBER 29,
                                                      2000 THROUGH
                                                      FEBRUARY 28,
                                                          2001
                                                       (UNAUDITED)
Net asset value, beginning of period                    $ 10.00
                                                        -------
Increase (decrease) from investment operations:
   Net investment income (loss)                         $ (0.01)
   Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions                                           (0.63)
                                                        -------
      Net increase (decrease) from
      investment operations                             $ (0.64)
                                                        -------
Net increase (decrease) in net asset value              $ (0.64)
                                                        -------
Net asset value, end of period                          $  9.36
                                                        =======
Total return*                                             (6.40)%

RATIOS/SUPPLEMENTAL DATA
Ratio of net expenses to average net assets                2.36%**

Ratio of net investment income (loss) to average net
assets                                                    (0.85)%**

Portfolio turnover rate                                      23%

Net assets, end of period (in thousands)                $   369


Ratios assuming no waiver of management fees
and assumption of expenses by Pioneer:
   Net expenses                                           23.84%**
   Net investment income (loss)                          (22.33)%**

(a) Class B shares were first publicly offered on January 2, 2001.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.

PIONEER GLOBAL HEALTH CARE FUND
CLASS C SHARES(A)

                                                      DECEMBER 29,
                                                      2000 THROUGH
                                                      FEBRUARY 28,
                                                          2001
                                                       (UNAUDITED)
Net asset value, beginning of period                    $ 10.00
                                                        -------
Increase (decrease) from investment operations:
   Net investment income (loss)                         $ (0.00)(b)
   Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions                                           (0.62)
                                                        -------
      Net increase (decrease) from
      investment operations                             $ (0.62)
                                                        -------
Net increase (decrease) in net asset value              $ (0.62)
                                                        -------
Net asset value, end of period                          $  9.38
                                                        =======
Total return*                                             (6.20)%

RATIOS/SUPPLEMENTAL DATA
Ratio of net expenses to average net assets                1.41%**

Ratio of net investment income (loss) to average net
assets                                                    (0.16)%**

Portfolio turnover rate                                      23%

Net assets, end of period (in thousands)                $   109


Ratios assuming no waiver of management fees
and assumption of expenses by Pioneer:
   Net expenses                                           26.64%**
   Net investment income (loss)                          (25.39)%**

(a) Class C shares were first publicly offered on January 2, 2001.
(b) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.

                                                                   10794-00-0901
                                             (C) Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds

                                                                 October 1, 2001

     SUPPLEMENT TO THE DECEMBER 29, 2000 STATEMENT OF ADDITIONAL INFORMATION
                          FOR PIONEER HEALTH CARE FUND


The fund has added an initial sales charge of 1% of the offering price of its Class C shares. The following supplements the sections of the statement of additional information (SAI) referenced below. Please refer to the SAI for the full text of the supplemented section.


3.   MANAGEMENT OF THE FUND

David D. Tripple resigned as a Trustee and officer of the fund and as director and/or officer of Pioneer and its affiliates on September 30, 2001.

5.  PRINCIPAL UNDERWRITER AND DISTRIBUTION PLANS

PRINCIPAL UNDERWRITER

The third and fourth paragraphs are revised as follows:

See "Sales Charges" for the schedule of initial sales charge reallowed to dealers as a percentage of the offering price of the fund's Class A and Class C shares.

See the tables in Appendix A for commissions retained by PFD and reallowed to dealers in connection with PFD's offering of the fund's Class A and Class C shares during recently completed fiscal years.

11.  SALES CHARGES

CLASS C SHARES

The first paragraph is revised as follows:

You may buy Class C shares at the public offering price, which includes a sales charge of 1% of the amount invested. Class C shares redeemed within one year of purchase will also be subject to a CDSC of 1%.

                               SALES CHARGE AS A % OF
                               OFFERING          NET AMOUNT       DEALER
AMOUNT OF PURCHASE             PRICE*            INVESTED         REALLOWANCE

All amounts                    1.00              1.01             1.00

*If you established your Class C share account directly or through an omnibus account with a broker-dealer on or before September 28, 2001, your shares will not be subject to the 1% initial sales charge on exchanges or additional purchases of Class C shares. Your broker-dealer must inform PFD of your eligibility for a waiver at the time of sale.

The CDSC will be assessed on the amount equal to the lesser of the current market value or the original purchase cost (less any initial sales charge) of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price or on shares purchased through the reinvestment of dividends or capital gain distributions. Class C shares do not convert to any other class of fund shares.


The initial and contingent deferred sales charges are subject to waiver in certain circumstances as described in the prospectus. As of October 1, 2001, the following are broker-dealers which have entered into agreements with PFD to receive a reduced commission at the time of purchase and whose clients are entitled to a waiver of the initial sales charge:

Merrill Lynch Pierce Fenner & Smith
Mutual of Omaha Investor Services
Kirkpatrick Pettis Smith
Dain Rauscher Incorporated
Capital Financial Services
Securities America, Inc.

Shareholders who held Class C shares of a Pioneer fund on September 28, 2001 directly or through an omnibus account with a broker-dealer ("Grandfathered Shareholders") are only entitled to a waiver of the initial sales charge if their broker informs PFD at the time of purchase that the shares are being purchased for the account of a Grandfathered Shareholder. If you are a Grandfathered Shareholder you should notify your broker-dealer before purchasing Class C shares.

ADDITIONAL PAYMENTS TO DEALERS

The second sentence of the first paragraph is revised as follows:

PFD may elect to reallow the entire initial sales charge to participating dealers for all Class A or Class C sales with respect to which orders are placed during a particular period.

12.  REDEEMING SHARES

SYSTEMATIC WITHDRAWAL PLAN(S) ("SWP")

The first sentence of the third paragraph is revised as follows:

Purchases of Class A or Class C shares of the fund at a time when you have a SWP in effect may result in the payment of unnecessary sales charges and may, therefore, be disadvantageous.

14.  PRICING OF SHARES

The third paragraph is revised as follows:

The net asset value per share of each class of the fund is computed by taking the value of all of the fund's assets attributable to a class, less the fund's liabilities attributable to that class, and dividing the result by the number of outstanding shares of that class. For purposes of determining net asset value, expenses of the classes of the fund are accrued daily and taken into account. The fund's maximum offering price per Class A share is determined by adding the maximum sales charge to the net asset value per Class A share. The fund's maximum offering price per Class C share is determined by adding the maximum sales charge to the net asset value per Class C share (Class C shares may be subject to a CDSC). Class B shares are offered at net asset value without the imposition of an initial sales charge (Class B shares may be subject to a CDSC).

15.      TAX STATUS

The first sentence of the thirteenth paragraph is revised as follows:

In addition, if Class A or Class B shares that have been held for less than 91 days are redeemed and the proceeds are reinvested in Class A shares of the fund or in Class A shares of another mutual fund at net asset value pursuant to the reinstatement privilege, or if Class A or Class C shares in the fund that have been held for less than 91 days are exchanged for the same class of shares in another fund at net asset value pursuant to the exchange privilege, all or a portion of the sales charge paid on the shares that are redeemed or exchanged will not be included in the tax basis of such shares under the Code to the extent a sales charge that would otherwise apply to the shares received is reduced pursuant to the reinstatement or exchange privilege.

16.      INVESTMENT RESULTS

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS

The equation for computing average annual total return is revised as follows:

                  P(1+T)n = ERV

Where:

         P   = a hypothetical initial payment of $1,000, less the
               maximum sales load of $57.50 for Class A shares or the maximum sales load of $10.00 for Class C shares or the deduction of the CDSC for Class B and Class C shares at the end of the period

         T   = average annual total return

         n   = number of years

         ERV = ending redeemable value of the hypothetical $1,000 initial payment made at the beginning of the designated period (or fractional portion thereof)